Commitments and Contingencies (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Operating lease
2017	$ 295,000
2018	80,000
Total	375,000
Rent expense	279,000	$ 267,000	$ 225,000
Purchase commitment obligation	$ 1,700,000
Office and laboratory space
Operating lease
Operating lease renewal term (in years)	3 years
Termination fees	$ 25,000